Loss Per Share	6 Months Ended
Jun. 30, 2020
Loss per Share [abstract]
Loss per share

8. Loss per share

	SIX MONTHS ENDED
	June 30, 2020	June 30, 2019
Loss attributable to owners of the Company	(2,658,501)	(3,604,301)
Weighted average number of shares outstanding*	4,585,054	2,173,307
Basic and diluted loss per share	(0.58)	(1.66)

*	The basic and diluted loss per share for the period ended June 30, 2019 have been adjusted for the 2019 Reverse Share Split on May 1, 2019 with a ratio of 1 for 20.

For the six months ended June 30, 2020 and June 30, 2019 basic and diluted loss per share are calculated based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the stock option plans or for warrants, as they would be anti-dilutive. As of August 9, 2020, the Company had 753,385 options outstanding under its stock option plans. The average number of options outstanding between January 1, 2020 and June 30, 2020 was 431,113 (68,890 for the period between January 1, 2019 and June 30, 2019).